Putnam Sustainable Retirement 2040 Fund
The fund's portfolio
10/31/24 (Unaudited)

EQUITY INVESTMENT COMPANIES (68.8%)(a)
	Shares	Value
Putnam PanAgora ESG Emerging Markets Equity ETF(AFF)	284,440	$6,376,974
Putnam PanAgora ESG International Equity ETF(AFF)	1,509,847	35,732,190
Putnam Sustainable Future ETF(AFF)	2,173,960	53,979,427
Putnam Sustainable Leaders ETF(AFF)	3,293,347	108,976,852

Total equity investment companies (cost $162,844,285)		$205,065,443

FIXED INCOME INVESTMENT COMPANIES (30.8%)(a)
	Shares	Value
Putnam ESG Core Bond ETF(AFF)	1,401,048	$68,118,954
Putnam ESG High Yield ETF(AFF)	282,703	14,472,528
Putnam ESG Ultra Short ETF(AFF)	181,211	9,181,961

Total fixed income investment companies (cost $91,667,048)		$91,773,443

SHORT-TERM INVESTMENTS (0.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 4.62%(AFF)	965,247	$965,247

Total short-term investments (cost $965,247)		$965,247
TOTAL INVESTMENTS

Total investments (cost $255,476,580)		$297,804,133

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $298,085,151.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$205,065,443	$—	$—
	Fixed Income Investment Companies	91,773,443	—	—
	Short-Term Investments	965,247	—	—

	Totals by level	$297,804,133	$—	$—

	Affiliated transactions
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/24	Fair value as of 10/31/24
	Putnam PanAgora ESG Emerging Markets Equity ETF	$6,056,815	$542,910	$362,364	$—	$53,724	$85,889	284,440	$6,376,974
	Putnam PanAgora ESG International Equity ETF	34,704,061	3,221,953	1,672,834	—	322,273	(843,263)	1,509,847	35,732,190
	Putnam Sustainable Future ETF	48,274,151	4,663,162	—	—	—	1,042,114	2,173,960	53,979,427
	Putnam Sustainable Leaders ETF	98,020,479	8,804,981	105,758	—	34,695	2,222,455	3,293,347	108,976,852
	Putnam ESG Core Bond ETF	61,801,383	7,007,264	—	692,619	—	(689,693)	1,401,048	68,118,954
	Putnam ESG High Yield ETF	13,037,094	1,422,253	—	234,900	—	13,181	282,703	14,472,528
	Putnam ESG Ultra Short ETF	8,118,922	1,051,544	—	104,318	—	11,495	181,211	9,181,961
	Putnam Government Money Market Fund Class G*	885,998	10,502,974	10,423,725	16,052	—	—	965,247	965,247

	Totals	$270,898,903	$37,217,041	$12,564,681	$1,047,889	$410,692	$1,842,178	—	$297,804,133
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com